Cash and Cash Equivalents - Additional Information (Detail)	Dec. 29, 2021 MXN ($) Trust	Dec. 10, 2020 MXN ($) Trust	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of cash and cash equivalents [Line Items]
Number of trusts established | Trust		12
Number of trust deposited | Trust	12
Cash and cash equivalents			$ 13,332,877,000	$ 14,444,549,000	$ 7,500,193,000	$ 6,151,457,000
Expansion Of Trust Commitment	$ 1,200,988,000	$ 535,305,000
Guadalajara airport [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents			0
Puerto Vallarta airport [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents			0
San Jose del Cabo airport [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents			$ 0